UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05871

                     Centennial California Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================


Centennial California Tax Exempt Trust

                                                                                  Principal
                                                                                     Amount                         Value
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.0%
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--99.2%
ABAG FAU for Nonprofit Corporations RB, Valley Christian
Schools, Series 2003, 1.68%   1                                              $    7,000,000                $    7,000,000
--------------------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB, Series C-
14, 1.70%  1                                                                      2,100,000                     2,100,000
--------------------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB, Series C-
2, 1.70%  1                                                                       4,500,000                     4,500,000
--------------------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB, Series C-
9, 1.70%  1                                                                      10,050,000                    10,050,000
--------------------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RRB, Central
Valley Project, MERLOTS Series 2003 B32, 1.71%  1,2                               1,995,000                     1,995,000
--------------------------------------------------------------------------------------------------------------------------
CA Economic Recovery Bonds, Series 2004 C-16, 1.70%  1                            1,000,000                     1,000,000
--------------------------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp., Series
1998, 1.77%  1                                                                    2,600,000                     2,600,000
--------------------------------------------------------------------------------------------------------------------------
CA HFFAU RB, Kaiser Permanente, Series A, MSTFC Series
1998 26, 1.69%  1,2                                                               5,000,000                     5,000,000
--------------------------------------------------------------------------------------------------------------------------
CA Infrastructure & ED Bank RB, Salvation Army Western
Territory, Series
2001, 1.02%, 11/17/04 3                                                           4,400,000                     4,400,000
--------------------------------------------------------------------------------------------------------------------------
CA Infrastructure & ED Bank RRB, Independent System
Operator Corp. Project, Series 2000C, 1.72%  1                                    1,100,000                     1,100,000
--------------------------------------------------------------------------------------------------------------------------
CA MSR PPA RRB, San Juan Project, Sub. Lien, Series E,
1.70%  1                                                                            400,000                       400,000
--------------------------------------------------------------------------------------------------------------------------
CA PCFAU RRB, Pacific Gas & Electric, Series C, 1.74%  1                          4,200,000                     4,200,000
--------------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Burrtec Waste Industries, Series A,
1.75%  1                                                                          2,500,000                     2,500,000
--------------------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Las Flores Apt. Project, Series 2004 JJ,
2.09%  1                                                                         10,000,000                    10,000,000
--------------------------------------------------------------------------------------------------------------------------
CA SCDAU RB, IDV-Fibrebond, Inc., 1.75%  1                                          520,000                       520,000
--------------------------------------------------------------------------------------------------------------------------
Hayward, CA MH RB, Lord Tennyson Apt. Project, Series
2004A, 2.09%, 1/31/05  1                                                          8,000,000                     8,000,000
--------------------------------------------------------------------------------------------------------------------------
Livermore, CA COP, Capital Projects, 1.70%  1                                       400,000                       400,000
--------------------------------------------------------------------------------------------------------------------------
Long Beach, CA USD COP, Capital Improvement Refinancing
Project, Series 2001, 1.69%  1                                                    2,400,000                     2,400,000
--------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Community RA RB, Baldwin Hills Public
Parking Facilities Project, Series 1984, 1.65%  1                                   300,000                       300,000
--------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Community RA RB, Skyline at Southpark
Apts., Series 1985, 1.73%  1                                                      1,500,000                     1,500,000
--------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA USD GOB, AAMC Series 1999-7, 1.73%  1,2                           6,000,000                     6,000,000
--------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System GOB, AAMC Series 1998-
25, 1.71%  1,2                                                                    2,000,000                     2,000,000
--------------------------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 1.71%  1,2                           7,590,000                     7,590,000
--------------------------------------------------------------------------------------------------------------------------
Oakland, CA Joint Powers FAU Lease RB, Series 1998, 1.70%  1                      2,900,000                     2,900,000
--------------------------------------------------------------------------------------------------------------------------
Oakland/Alameda Cnty., CA Coliseum Authority Lease RB,
Coliseum Project,
Series C-2, 1.68%  1                                                              5,000,000                     5,000,000
--------------------------------------------------------------------------------------------------------------------------
Oceanside, CA MH RRB, Lakeridge Apts. Project, 1.68%  1                           3,300,000                     3,300,000
--------------------------------------------------------------------------------------------------------------------------
Orange Cnty., CA Apt. Development RB, Niguel Summit 2,
Series B, 1.65%  1                                                                4,161,000                     4,161,000
--------------------------------------------------------------------------------------------------------------------------
Orange Cnty., CA MH HAU RB, Lantern Pines Project-CC,
1.65%  1                                                                            700,000                       700,000
--------------------------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA MH HAU RRB, Montclair Heritage-A,
1.53%  1                                                                          4,620,000                     4,620,000
--------------------------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA MH HAU RRB, Somerset Apts.-A,
1.68%  1                                                                          1,395,000                     1,395,000
--------------------------------------------------------------------------------------------------------------------------
San Diego Cnty., CA Regional Airport Authority RB, Lindbergh
Field, Series B, 1.17%, 10/4/04                                                   5,000,000                     5,000,000
--------------------------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB, AAMC
Series 1998-10, 1.71%  1,2                                                        1,650,000                     1,650,000
--------------------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB,
MERLOTS Series 2003 B20, 1.71%  1,2                                               6,995,000                     6,995,000
--------------------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing Authority Office
Project, Series 2004A, 1.72%  1                                                   3,550,000                     3,550,000
--------------------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA Transit District RRB, Equipment Trust
Certificates, Series 1985A, 1.70%  1                                              1,200,000                     1,200,000
--------------------------------------------------------------------------------------------------------------------------
Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East,
1.70%  1                                                                          2,605,000                     2,605,000
--------------------------------------------------------------------------------------------------------------------------
University of California Regents RB, 1.38%, 11/15/04                              7,500,000                     7,500,000
--------------------------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Golf Course Facilities Financing Project,
Series 2001, 1.76%  1                                                            10,200,000                    10,200,000
                                                                                                           ---------------
                                                                                                              146,331,000

--------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.8%
PR CMWLTH Public Improvement GOUN, Puttable Tax Exempt
Receipts, Series 491, 1.73%  1,2                                                  1,200,000                     1,200,000
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $147,531,000)                                       100.0%                  147,531,000
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                    --                       (65,527)
                                                                              --------------------------------------------
Net Assets                                                                            100.0%               $  147,465,473
                                                                              ============================================


Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:
AAMC              ABN AMRO Munitops Certificates
CFD               Community Facilities District
CMWLTH            Commonwealth
COP               Certificates of Participation
ED                Economic Development
EDFAU             Economic Development Finance Authority
FAU               Finance Authority
GOB               General Obligation Bonds
GOUN              General Obligation Unlimited Nts.
HAU               Housing Authority
HFFAU             Health Facilities Finance Authority
IDV               Industrial Development
MERLOTS           Municipal Exempt Receipts Liquidity Option Tender
MH                Multifamily Housing
MSR               Modesta Irrigation District of the City of Santa Clara and the City of Redding
MSTFC             Morgan Stanley & Co., Inc. Trust Floater Certificates
PCFAU             Pollution Control Finance Authority
PPA               Public Power Agency
PUC               Public Utilities Commission
RA                Redevelopment Agency/Authority
RB                Revenue Bonds
RRB               Revenue Refunding Bonds
SCDAU             Statewide Communities Development Authority
SPTX              Special Tax
SWD               Solid Waste Disposal
USD               Unified School District

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September
30, 2004. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $31,230,000 or 21.18% of the Trust's net assets as of September 30, 2004.
3. Put obligation redeemable at full principal value on the date reported.


SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)